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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Kleinwort Benson (Channel Islands) Investment Management Limited
Address: Wests Centre
         St Helier
         Jersey
         JE4 8PQ

Form 13F File Number: 028-14451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Smith                    Name:  N.C Butt
Title: DIRECTOR                          Title: DIRECTOR
Phone: 01534 613178                      Phone: 01534 613041

Signature, Place, and Date of Signing:   Signature, Place, and Date of Signing


/s/ David A. Smith                       /s/ N.C Butt
--------------------------------------   --------------------------------------
Jersey on November 17th 2011             Jersey on November 17th 2011

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
-------------------    ----
028-14449              RHJ International SA